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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.8%
City of Los Angeles Department of Airports
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	390,987
05/15/2030	5.000%	500,000	588,540
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,775,717
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2025	5.250%	1,500,000	1,550,430
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,994,895
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,177,900
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,293,680
Series 2014C
03/01/2030	5.000%	2,500,000	2,851,575
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,163,040
07/01/2034	5.000%	700,000	812,931
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,062,260
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2011
05/01/2026	5.250%	555,000	606,082
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,349,816
Total			19,617,853
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 3.5%
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,206,623
08/01/2030	5.000%	1,505,000	1,645,010
08/01/2031	5.000%	925,000	1,007,455
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	1,700,000	1,859,715
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,084,498
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,367,438
Series 2017
07/01/2037	5.000%	3,090,000	3,432,217
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,810,000	1,998,294
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	654,042
Total			14,255,292
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,263,326
Higher Education 4.7%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,678,600
04/01/2035	5.000%	2,000,000	2,254,300
Revenue Bonds
California Lutheran University
Series 2008
10/01/2021	5.250%	1,230,000	1,237,552
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,159,870
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,589,590
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	449,020
04/01/2026	5.000%	1,000,000	1,127,670
Biola University
Series 2017
10/01/2031	5.000%	540,000	621,281
10/01/2032	5.000%	615,000	705,454
10/01/2033	5.000%	625,000	714,250
10/01/2034	5.000%	570,000	649,452
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	567,610
10/01/2028	5.000%	840,000	929,519
California Municipal Finance Authority(a)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,032,140
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,244,006
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	761,446
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	670,000	709,342
Total			19,431,102
Hospital 10.3%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	3,027,310
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,182,350
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,720,695
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	375,609
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,168,070
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,461,792
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,117,920
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	660,174
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,552,020
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,868,550
02/01/2034	5.000%	500,000	571,695
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,285,756
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	338,727
Series 2017
11/15/2034	5.000%	250,000	290,473
11/15/2035	5.000%	270,000	312,760
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,716,630
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,162,770

2	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,358,880
Series 2017A
02/01/2033	5.000%	2,770,000	3,129,601
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,311,982
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,540,948
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	495,176
08/01/2034	5.000%	650,000	754,995
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,116,520
Kaiser Permanente
Series 2009A
04/01/2019	5.000%	2,000,000	2,049,000
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,254,850
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	556,305
01/01/2036	4.000%	1,000,000	1,016,470
Total			42,398,028
Joint Power Authority 2.3%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,724,955
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/2022	5.000%	2,000,000	2,006,300
Series 2015C
07/01/2026	5.000%	5,000,000	5,849,400
Total			9,580,655
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Appropriation 2.2%
City & County of San Francisco
Certificate of Participation
Multiple Capital Improvement Projects
Series 2009B
04/01/2024	5.000%	1,495,000	1,529,908
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,750,000	2,095,713
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,370,675
11/01/2028	5.000%	1,155,000	1,274,543
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,005,686
06/01/2034	5.000%	775,000	913,314
Total			9,189,839
Local General Obligation 12.3%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,343,027
Compton Unified School District(b)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,808,021
06/01/2024	0.000%	1,925,000	1,662,526
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,177,060
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	535,320
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,746,116

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,375,207
Long Beach Unified School District(b)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	859,856
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,789,600
Monterey Peninsula Community College District(b)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,582,551
Napa Valley Community College District
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	0.000%	1,595,000	1,525,362
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	773,468
Palomar Community College District(b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	1,974,792
Pomona Unified School District(b)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	602,730
Rancho Santiago Community College District(b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,438,373
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/2019	5.250%	1,000,000	1,042,240
Rescue Union School District(b)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	882,156
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salinas Union High School District(b)
Unlimited General Obligation Bonds
BAN Series 2015
08/01/2020	0.000%	4,725,000	4,531,795
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,086,160
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	539,325
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,624,019
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,130,780
08/01/2032	5.000%	1,500,000	1,672,050
Simi Valley Unified School District
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2025	5.000%	1,000,000	1,192,820
08/01/2026	5.000%	2,000,000	2,418,380
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,301,590
Series 2012
08/01/2027	5.000%	2,365,000	2,637,235
Total			50,252,559
Multi-Family 0.9%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	434,636
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,101,080
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2019	5.000%	1,000,000	1,025,790

4	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017
05/15/2032	5.000%	1,000,000	1,139,330
Total			3,700,836
Municipal Power 4.6%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,501,687
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2023	5.000%	1,000,000	1,005,910
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,098,040
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,440,000	1,483,618
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,149,232
11/01/2023	5.000%	1,040,000	1,144,489
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,068,220
Revenue Bonds
Power System
Series 2009B
07/01/2023	5.250%	2,000,000	2,075,440
Series 2014D
07/01/2033	5.000%	1,700,000	1,947,350
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,200,099
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	969,136
01/01/2031	5.000%	1,000,000	1,136,620
Total			18,779,841
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.4%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	424,964
09/01/2034	4.000%	600,000	634,806
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	372,617
02/01/2033	4.000%	500,000	529,900
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	716,585
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	407,911
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,418,845
Total			5,505,628
Ports 1.1%
Port of Los Angeles
Revenue Bonds
Series 2009A
08/01/2023	5.250%	2,000,000	2,075,580
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,125,170
09/01/2028	5.000%	1,100,000	1,237,687
Total			4,438,437
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,480,320
Recreation 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,344,420

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,894,887
Total			4,239,307
Refunded / Escrowed 7.6%
California Educational Facilities Authority
Revenue Bonds
Pitzer College
Series 2009 Escrowed to Maturity
04/01/2019	5.000%	1,610,000	1,649,654
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2029	6.000%	1,250,000	1,303,187
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,119,920
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/2022	5.250%	2,500,000	2,574,275
California Statewide Communities Development Authority
Prerefunded 08/15/20 Revenue Bonds
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,079,700
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,601,762
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,307,260
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/2025	5.750%	1,110,000	1,150,082
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,138,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	789,768
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,719,325
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,129,507
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Series 2009B
05/15/2025	5.250%	1,500,000	1,546,275
San Diego Public Facilities Financing Authority Water
Prerefunded 08/01/20 Revenue Bonds
Series 2010A
08/01/2024	5.000%	2,000,000	2,136,820
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,584,804
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	584,740
09/01/2029	5.000%	585,000	657,833
Tuolumne Wind Project Authority
Prerefunded 01/01/19 Revenue Bonds
Tuolumne Co. Project
Series 2009
01/01/2022	5.000%	1,000,000	1,015,670
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/2020	5.000%	1,000,000	1,029,300
Total			31,118,322
Retirement Communities 6.0%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,070,671
Series 2012
07/01/2021	5.000%	1,000,000	1,094,310

6	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,273,972
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	355,741
07/01/2029	5.000%	300,000	343,449
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	458,874
11/15/2030	5.000%	600,000	710,316
11/15/2032	5.000%	850,000	1,011,364
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	375,000	382,582
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,901,330
10/01/2026	5.000%	1,000,000	1,127,340
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,646,099
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	172,364
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,130,440
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	313,746
07/01/2036	4.000%	430,000	448,236
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	339,698
05/15/2025	5.000%	530,000	572,580
05/15/2026	5.000%	700,000	751,548
05/15/2029	5.000%	1,135,000	1,201,454
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,108,710
Total			24,414,824
Sales Tax 0.4%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,647,517
Special Non Property Tax 0.3%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2032	4.000%	500,000	527,850
06/01/2033	4.000%	415,000	436,646
06/01/2034	4.000%	250,000	262,158
Total			1,226,654
Special Property Tax 15.0%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,175,320
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,300,000	1,536,587
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	978,314
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	692,269
09/01/2027	5.000%	805,000	884,236
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,769,594
09/01/2026	5.000%	1,000,000	1,161,620
09/01/2027	5.000%	1,000,000	1,157,910
09/01/2030	5.000%	815,000	934,707
09/01/2031	5.000%	590,000	674,860

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,201,450
10/01/2031	5.000%	1,640,000	1,888,460
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	830,945
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	574,755
05/01/2033	5.000%	1,000,000	1,143,720
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,327,007
09/01/2031	5.000%	2,720,000	3,058,150
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	595,397
09/01/2030	5.000%	625,000	699,887
09/01/2032	5.000%	625,000	696,194
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,688,520
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,122,665
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,123,390
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,466,920
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,230,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	393,541
09/01/2033	5.000%	730,000	853,406
09/01/2034	5.000%	500,000	583,110
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,050,930
10/01/2030	5.000%	350,000	411,215
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,913,441
09/01/2029	5.000%	1,195,000	1,287,075
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,151,295
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	800,681
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,546,038
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,623,775
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	320,650
08/01/2031	5.000%	355,000	412,269
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	774,962
08/01/2032	5.000%	580,000	668,166
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	258,037
08/01/2030	5.000%	175,000	200,484

8	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,122,186
08/01/2029	5.000%	1,000,000	1,136,880
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	345,447
12/01/2024	5.000%	400,000	467,384
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	572,527
09/01/2029	5.000%	595,000	641,797
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,361,052
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,428,133
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	671,588
09/01/2026	5.000%	700,000	811,426
Total			61,420,992
State Appropriated 3.9%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,677,120
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,171,015
Series 2015A
06/01/2028	5.000%	1,175,000	1,367,171
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,147,120
Series 2013I
11/01/2028	5.250%	3,000,000	3,438,180
Series 2014E
09/01/2030	5.000%	1,500,000	1,718,490
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,429,660
Total			15,948,756
State General Obligation 4.0%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,370,200
Various Purpose
Series 2009
04/01/2026	5.625%	2,000,000	2,055,600
10/01/2029	5.250%	1,500,000	1,564,455
Series 2011
10/01/2019	5.000%	4,000,000	4,171,760
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,422,460
Total			16,584,475
Tobacco 3.0%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,509,040
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,509,200
Series 2018A
06/01/2022	5.000%	3,000,000	3,331,380
Total			12,349,620
Turnpike / Bridge / Toll Road 2.0%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,170,620
Foothill-Eastern Transportation Corridor Agency(b)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,707,350
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,352,290
Total			8,230,260

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.8%
Central Coast Water Authority
Refunding Revenue Bonds
State Water Project Regional Facilities
Series 2016
10/01/2021	5.000%	5,000,000	5,483,350
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	1,000,000	1,003,000
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	825,587
11/15/2026	5.000%	1,000,000	1,174,280
Kern County Water Agency Improvement District No. 4
Refunding Revenue Bonds
Series 2016A (AGM)
05/01/2027	5.000%	2,300,000	2,729,318
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	977,399
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,228,468
10/01/2025	5.000%	1,100,000	1,309,495
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/2031	5.000%	4,315,000	4,324,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,204,169
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,716,660
Total			23,976,694
Total Municipal Bonds (Cost $388,388,000)			402,051,137

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(c)	2,585,833	2,585,833
Total Money Market Funds (Cost $2,585,833)		2,585,833
Total Investments in Securities (Cost: $390,973,833)		404,636,970
Other Assets & Liabilities, Net		5,892,012
Net Assets		410,528,982

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $17,730,766, which represents 4.32% of net assets.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
10	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	402,051,137	—	402,051,137
Money Market Funds	2,585,833	—	—	2,585,833
Total Investments in Securities	2,585,833	402,051,137	—	404,636,970
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.4%
Grossmont Union High School District(a),(b),(c)
Unlimited General Obligation Bonds
Election of 2008
Series 2010B (JPMorgan Chase Bank)
08/01/2018	1.040%	4,850,000	4,850,000
Minnesota 0.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.500%	3,975,000	3,975,000
New York 0.8%
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	1.500%	2,900,000	2,900,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	1.500%	4,000,000	4,000,000
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.500%	2,100,000	2,100,000
Total			9,000,000
Tennessee 0.7%
Metropolitan Government of Nashville & Davidson County Water & Sewer(b),(c)
Revenue Bonds
Series 1977 Escrowed to Maturity (JPMorgan Chase Bank)
07/01/2021	1.140%	7,500,000	7,500,000
Texas 0.3%
Matagorda County Navigation District No. 1(c),(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.870%	3,000,000	2,961,240
Total Floating Rate Notes (Cost $28,325,000)			28,286,240

Municipal Bonds 88.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Alabama Federal Aid Highway Finance Authority
Revenue Bonds
Grant Anticipation - GARVEE
Series 2012
09/01/2020	5.000%	2,210,000	2,353,274
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	5,000,000	5,214,750
Series 2018A
12/01/2048	4.000%	3,000,000	3,189,120
Black Belt Energy Gas District(e)
Revenue Bonds
Series 2018B-2
Muni Swap Index Yield + 0.620% 12/01/2048	1.560%	5,000,000	5,000,000
Industrial Development Board of the City of Mobile
Revenue Bonds
Alabama Power Co.-Barry Plant
Series 2015
07/15/2034	1.625%	3,250,000	3,249,968
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,051,080
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2018	5.000%	1,295,000	1,301,747
10/01/2019	5.000%	1,275,000	1,319,051
10/01/2020	5.000%	1,280,000	1,358,925
Total			24,037,915
Alaska 1.3%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,378,546
Alaska Railroad Corp.
Refunding Revenue Bonds
Sections 5307 & 5337
Series 2015
08/01/2018	5.000%	4,500,000	4,500,374
Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Valdez
Refunding Revenue Bonds
BP Pipelines, Inc. Project
Series 2003B
01/01/2021	5.000%	3,350,000	3,586,443
Total			13,465,363
Arizona 0.7%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Banner Health
Series 2015A
01/01/2021	5.000%	2,435,000	2,615,823
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B
01/01/2048	5.000%	4,500,000	5,015,475
Total			7,631,298
Arkansas 0.8%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2019	5.000%	8,095,000	8,451,342
California 1.8%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/2018	5.000%	995,000	995,095
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2019	5.000%	1,635,000	1,659,885
02/01/2020	5.000%	1,100,000	1,150,105
02/01/2021	5.000%	1,200,000	1,286,052
02/01/2022	5.000%	1,000,000	1,094,110
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	2,000,000	2,004,040
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2021	5.000%	2,750,000	2,955,727
03/01/2022	5.000%	1,750,000	1,920,327
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A
10/01/2019	4.000%	950,000	977,284
Series 2017A (BAM)
10/01/2021	5.000%	850,000	933,819
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2018	4.000%	875,000	878,938
11/01/2019	4.000%	1,500,000	1,530,570
11/01/2020	5.000%	2,235,000	2,357,791
Total			19,743,743
Colorado 1.9%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,469,600
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/2019	4.000%	900,000	916,533
Series 2017
06/01/2019	5.000%	950,000	972,696
06/01/2021	5.000%	700,000	752,682
Dawson Ridge Metropolitan District No. 1(f)
Limited General Obligation Refunding Bonds
Series 1992B Escrowed to maturity
10/01/2022	0.000%	3,375,000	3,091,298
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,033,750
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	3,958,388
11/15/2047	4.000%	4,700,000	4,810,121
Total			21,005,068
Connecticut 4.4%
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/2020	5.000%	105,000	110,565
03/01/2021	5.000%	190,000	204,164
Series 2016A Escrowed to Maturity (BAM)
03/01/2020	5.000%	895,000	941,719
03/01/2021	5.000%	1,310,000	1,415,560

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2019	3.000%	500,000	507,715
11/15/2020	4.000%	350,000	366,198
11/15/2021	5.000%	500,000	545,960
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2019	3.000%	325,000	329,257
09/01/2020	4.000%	330,000	343,999
09/01/2021	5.000%	425,000	461,839
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2016E-1
11/15/2046	3.500%	8,270,000	8,531,415
Revenue Bonds
Series 2014A-1
11/15/2044	4.000%	2,315,000	2,398,294
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Subordinated Series 2018A-2 AMT
05/15/2021	2.150%	1,595,000	1,584,298
11/15/2021	2.250%	1,625,000	1,615,282
05/15/2022	2.375%	1,460,000	1,452,890
Revenue Bonds
Subordinated Series 2017 C-2 AMT
05/15/2020	2.750%	1,630,000	1,644,165
05/15/2021	3.000%	2,680,000	2,723,764
11/15/2021	3.000%	4,435,000	4,502,589
Connecticut State Health & Educational Facility Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2021	3.250%	530,000	530,170
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2020	5.000%	2,000,000	2,098,860
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/2018	5.000%	2,200,000	2,228,952
Series 2014H
11/15/2019	5.000%	5,000,000	5,199,750
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2016A
09/01/2021	5.000%	7,000,000	7,554,540
Total			47,291,945
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.3%
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2018A AMT
10/01/2023	5.000%	3,000,000	3,384,390
Florida 3.1%
Citizens Property Insurance Corp.
Revenue Bonds
Series 2015A-1
06/01/2020	5.000%	3,925,000	4,089,850
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	960,000	959,280
09/01/2020	1.900%	955,000	950,550
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2020	4.000%	850,000	889,262
11/01/2021	4.000%	900,000	955,422
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2019	5.000%	3,000,000	3,113,910
10/01/2020	5.000%	1,885,000	2,007,845
Revenue Bonds
Series 2017 AMT
10/01/2021	5.000%	1,480,000	1,610,196
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	3,100,000	3,372,552
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,132,980
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA / FNMA / FHLMC)
07/01/2028	5.000%	320,000	325,920
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,239,490

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority(d)
Refunding Revenue Bonds
Tampa International
Subordinated Series 2013A AMT
10/01/2019	5.000%	2,000,000	2,075,220
Pasco County School Board
Revenue Bonds
Series 2013
10/01/2018	5.000%	1,000,000	1,005,900
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/2020	5.000%	2,250,000	2,357,932
Refunding Certificate of Participation
Series 2015A
05/01/2019	5.000%	2,000,000	2,051,620
St. John’s County School Board
Refunding Certificate of Participation
Series 2015
07/01/2020	5.000%	2,000,000	2,121,000
Total			33,258,929
Georgia 2.5%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015
10/01/2032	2.350%	7,700,000	7,740,425
Georgia Power Company Plant Vogtle
Series 2017
12/01/2049	1.850%	4,350,000	4,345,911
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2019	5.000%	1,000,000	1,041,590
12/01/2020	5.000%	1,000,000	1,065,360
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage
Series 2016A-1
12/01/2046	3.500%	2,925,000	3,014,593
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,367,550
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	4,021,000
Total			26,596,429
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 14.6%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated
Series 2017F
12/01/2019	5.000%	6,000,000	6,133,800
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,457,900
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,194,716
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/2021	5.000%	2,035,000	2,176,148
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/2020	5.000%	3,000,000	3,138,120
01/01/2021	5.000%	4,000,000	4,287,240
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/2019	4.000%	1,750,000	1,763,370
Series 2015C
01/01/2019	4.000%	1,805,000	1,818,790
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,037,900
01/01/2021	5.000%	1,000,000	1,059,640
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/2019	5.000%	5,000,000	5,129,500
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	11,830,500
City of Chicago
Prerefunded 01/01/20 Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,186,830
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,191,450
Series 2015
01/01/2020	5.000%	1,625,000	1,670,077

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2015A
01/01/2019	5.000%	1,300,000	1,313,143
01/01/2020	5.000%	3,480,000	3,578,971
Unlimited General Obligation Notes
Series 2015A
01/01/2021	5.000%	5,000,000	5,219,200
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2021	5.000%	4,875,000	5,088,720
Series 2016C
01/01/2022	5.000%	5,000,000	5,252,350
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2019	5.000%	2,810,000	2,847,092
01/01/2020	5.000%	1,000,000	1,040,460
01/01/2021	5.000%	1,000,000	1,066,670
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2018	5.000%	1,000,000	1,008,780
11/01/2019	5.000%	3,000,000	3,113,640
11/01/2020	5.000%	5,000,000	5,316,500
11/01/2021	5.000%	2,115,000	2,296,763
Revenue Bonds
2nd Lien Project
Series 2014
11/01/2018	4.000%	1,000,000	1,005,540
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,578,345
City of Chicago Waterworks(f)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 (AMBAC)
11/01/2019	0.000%	5,550,000	5,403,258
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2019	5.000%	2,000,000	2,036,880
03/01/2020	5.000%	2,000,000	2,093,820
Illinois Development Finance Authority(f)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	1,890,000	1,683,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	620,040
Swedish Covenant Hospital
Series 2016
08/15/2018	5.000%	200,000	200,249
08/15/2019	5.000%	495,000	508,449
08/15/2020	5.000%	400,000	419,728
08/15/2021	5.000%	455,000	486,127
Illinois Finance Authority(e)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
1-month USD LIBOR + 1.350% 05/01/2036	2.815%	2,400,000	2,415,552
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2014A
12/01/2020	5.000%	5,330,000	5,713,653
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2020	5.000%	1,500,000	1,566,900
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2022	5.000%	1,500,000	1,663,365
Regional Transportation Authority
Revenue Bonds
Series 2003A (NPFGC)
07/01/2022	5.500%	3,470,000	3,913,778
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,641,459
Series 2014
04/01/2019	5.000%	5,000,000	5,089,300
Series 2016
01/01/2020	5.000%	2,500,000	2,570,400
Series 2017B
11/01/2019	5.000%	5,000,000	5,161,100
Series 2017D
11/01/2021	5.000%	5,000,000	5,270,500
11/01/2022	5.000%	4,865,000	5,166,241
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,454,111

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Illinois
Refunding Certificate of Participation
Series 2014C
03/15/2019	5.000%	1,555,000	1,586,551
Total			157,467,096
Indiana 1.1%
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	4,946,800
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group
Series 2016
11/01/2027	1.250%	3,565,000	3,518,084
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,770,000	1,838,623
Series 2017C-2 (GNMA) AMT
01/01/2037	4.000%	1,920,000	1,996,474
Total			12,299,981
Iowa 0.3%
People’s Memorial Hospital of Buchanan County
Revenue Bonds
Series 2016
12/01/2018	1.500%	3,000,000	2,992,770
Kentucky 1.7%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,057,470
06/01/2022	5.000%	1,000,000	1,072,570
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/2019	5.000%	2,500,000	2,579,475
Project #112
Series 2016B
11/01/2021	5.000%	6,000,000	6,527,460
Project #117
Series 2017D
05/01/2020	5.000%	2,500,000	2,629,400
05/01/2021	5.000%	2,000,000	2,151,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project No. 100
Series 2011A
08/01/2018	5.000%	2,500,000	2,500,214
Total			18,518,349
Louisiana 0.2%
State of Louisiana
Unlimited General Obligation Bonds
Series 2015B
05/01/2019	5.000%	2,530,000	2,595,299
Maine 0.4%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/2046	3.500%	3,870,000	3,980,295
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2019	5.000%	500,000	513,690
Massachusetts 1.8%
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A AMT
07/01/2020	4.000%	375,000	388,148
07/01/2021	4.000%	1,000,000	1,048,500
Series 2016J AMT
07/01/2019	4.000%	2,500,000	2,546,400
07/01/2020	4.000%	2,150,000	2,225,379
Series 2018B AMT
07/01/2021	5.000%	1,150,000	1,238,021
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2019	5.000%	2,000,000	2,025,900
Series 2015A AMT
01/01/2019	5.000%	3,000,000	3,038,850
01/01/2022	5.000%	3,500,000	3,806,110
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	874,070
06/01/2021	1.800%	685,000	673,197

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	2,000,000	1,991,020
Total			19,855,595
Michigan 0.9%
Michigan Finance Authority
Refunding Revenue Bonds
Series 2014H-1
10/01/2019	5.000%	1,415,000	1,468,388
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2018	5.000%	2,220,000	2,238,315
11/01/2019	5.000%	1,250,000	1,296,400
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/2019	5.000%	450,000	461,682
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B AMT
12/01/2018	5.000%	350,000	353,955
12/01/2019	5.000%	500,000	520,325
12/01/2020	5.000%	550,000	588,022
12/01/2021	5.000%	1,000,000	1,093,120
12/01/2022	5.000%	1,100,000	1,216,930
Total			9,237,137
Minnesota 2.2%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	811,533
05/01/2021	4.000%	500,000	524,260
05/01/2022	4.000%	500,000	529,965
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,442,504
Hastings Independent School District No. 200(f)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	720,528
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2021	5.000%	1,460,000	1,600,058
11/15/2022	5.000%	600,000	671,208
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	3,915,000	3,918,406
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,108,467
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	6,475,000	6,668,667
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/2019	1.800%	1,390,000	1,390,500
Series 2017D (FNMA) AMT
01/01/2020	2.000%	975,000	974,727
Series 2017D (GNMA) AMT
07/01/2019	1.800%	975,000	974,990
01/01/2021	2.200%	1,540,000	1,536,751
Total			23,872,564
Mississippi 0.3%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2020	5.000%	1,000,000	1,051,520
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2018	4.000%	2,080,000	2,090,275
Total			3,141,795
Missouri 1.5%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2019	5.000%	300,000	304,935
03/01/2020	5.000%	325,000	338,487
03/01/2021	5.000%	400,000	423,804

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Planned Industrial Expansion Authority
Revenue Bonds
2nd & DE Apartments
Series 2016
12/01/2018	1.500%	6,430,000	6,428,007
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/2020	5.000%	7,825,000	8,182,994
Total			15,678,227
Nebraska 1.9%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2014 (Royal Bank of Canada)
08/01/2039	5.000%	14,500,000	15,105,085
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2019	5.000%	2,250,000	2,282,422
01/01/2020	5.000%	3,030,000	3,170,380
Total			20,557,887
Nevada 1.8%
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,398,850
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,703,100
07/01/2022	5.000%	2,240,000	2,469,510
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,307,380
County of Washoe(d)
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016S AMT
08/01/2031	1.500%	5,500,000	5,481,795
Total			19,360,635
New Jersey 4.9%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2019	4.000%	500,000	506,115
03/01/2020	5.000%	400,000	418,252
03/01/2021	5.000%	650,000	693,544
03/01/2022	5.000%	500,000	543,265
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Building Authority
Refunding Revenue Bonds
Series 2009 Escrowed to Maturity
12/15/2018	5.000%	175,000	177,303
Series 2009A
12/15/2018	5.000%	2,520,000	2,549,862
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,752,193
Series 2017B
11/01/2022	5.000%	2,285,000	2,491,587
Revenue Bonds
Series 2017DDD
06/15/2019	5.000%	500,000	513,555
06/15/2020	5.000%	500,000	526,340
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/2019	5.000%	525,000	541,364
07/01/2020	5.000%	650,000	690,339
07/01/2021	5.000%	750,000	815,812
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2018B AMT
12/01/2020	5.000%	1,500,000	1,596,630
Revenue Bonds
Series 2013-1A AMT
12/01/2019	5.000%	3,500,000	3,641,330
Series 2015-1A AMT
12/01/2018	5.000%	4,250,000	4,296,325
12/01/2019	5.000%	2,500,000	2,600,950
Series 2016-1A AMT
12/01/2018	5.000%	645,000	652,031
12/01/2020	5.000%	1,250,000	1,330,525
Student Loan
Series 2012-1A AMT
12/01/2018	5.000%	2,480,000	2,507,032
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,664,715
New Jersey Transit Corp
Revenue Bonds
Grant Anticipation Note
Series 2014A
09/15/2018	5.000%	3,500,000	3,514,305

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,258,720
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	5,000,000	5,246,700
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,529,755
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,097,660
Total			53,156,209
New York 17.0%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2018
06/18/2019	2.750%	7,000,000	7,043,680
Bolivar-Richburg Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/12/2019	2.750%	5,730,000	5,776,012
Campbell-Savona Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	7,570,000	7,629,651
Center Moriches Union Free School District(g)
Unlimited General Obligation Notes
BAN Series 2018
08/07/2019	2.750%	5,000,000	5,041,400
Chautauqua Utility District
Limited General Obligation Notes
BAN Series 2017
08/02/2018	2.250%	8,000,000	8,000,281
City of Poughkeepsie
Limited General Obligation Notes
BAN Series 2018A
05/03/2019	4.000%	1,820,000	1,837,508
County of Clinton(g)
Limited General Obligation Notes
BAN Series 2018B
08/02/2019	2.750%	6,873,412	6,929,636
County of Madison
Limited General Obligation Notes
BAN Series 2018
04/12/2019	2.100%	3,965,000	3,967,736
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Monroe
Limited General Obligation Bonds
Series 2016B
06/01/2019	5.000%	5,200,000	5,350,852
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2019	5.000%	2,000,000	2,040,880
East Ramapo Central School District
Unlimited General Obligation Notes
BAN Series 2018
04/26/2019	3.000%	5,000,000	5,051,300
General Brown Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/11/2019	2.750%	5,000,000	5,040,950
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/2019	1.450%	2,500,000	2,488,925
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	2,972,940
Sustainable Neighborhood
Series 2017G
11/01/2057	2.000%	3,000,000	2,993,100
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2018B-1J
05/15/2020	5.000%	5,250,000	5,538,592
Series 2005A (AMBAC)
11/15/2018	5.500%	5,000,000	5,060,100
Subordinated BAN Series 2018B-2
05/15/2021	5.000%	5,000,000	5,400,500
New York City Industrial Development Agency(d)
Refunding Revenue Bonds
Senior Trips
Series 2012A AMT
07/01/2019	5.000%	1,730,000	1,780,412
New York State Dormitory Authority
Refunding Revenue Bonds
Personal Income Tax
Series 2017B
02/15/2023	5.000%	5,000,000	5,642,700
New York State Urban Development Corp.
Refunding Revenue Bonds
Personal Income Tax
Series 2017
03/15/2024	5.000%	5,000,000	5,756,100

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2018	5.000%	5,000,000	5,000,364
Terminal One Group
Series 2015 AMT
01/01/2019	5.000%	11,000,000	11,149,820
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	5,852,000
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2022	5.000%	2,465,000	2,670,458
North Syracuse Central School District(g)
Unlimited General Obligation Notes
BAN Series 2018
08/09/2019	2.750%	7,931,602	7,998,069
Onondaga Central School District
Unlimited General Obligation Notes
BAN Series 2018
07/19/2019	2.750%	4,013,185	4,044,929
Owego Apalachin Central School District
Unlimited General Obligation Notes
RAN Series 2018
06/27/2019	2.375%	4,000,000	4,007,920
Port Authority of New York & New Jersey(d)
Revenue Bonds
Series 2011-106 AMT
10/15/2021	5.000%	2,250,000	2,453,220
Schenevus Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	3,495,000	3,519,080
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2014-189 AMT
04/01/2021	2.450%	1,000,000	1,001,520
Series 2017-206 AMT
10/01/2019	1.450%	1,470,000	1,461,195
04/01/2020	1.500%	1,340,000	1,327,659
10/01/2020	1.600%	1,490,000	1,471,882
04/01/2021	1.700%	1,730,000	1,703,098
10/01/2021	1.800%	1,165,000	1,142,236
04/01/2022	1.950%	1,300,000	1,275,001
Revenue Bonds
55th Series 2017 AMT
04/01/2019	1.500%	585,000	583,842
10/01/2019	1.650%	845,000	842,575
04/01/2020	1.750%	960,000	956,554
10/01/2020	1.800%	1,725,000	1,716,616
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2021	1.950%	1,815,000	1,804,237
10/01/2021	2.050%	505,000	501,773
Thousand Islands Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	3,735,000	3,760,734
Town of Lancaster
Limited General Obligation Notes
BAN Series 2018
07/25/2019	2.750%	4,840,000	4,878,914
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2019	4.000%	2,000,000	2,032,240
06/01/2020	5.000%	1,000,000	1,049,940
Waterford Halfmoon Union Free School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	2.750%	4,379,902	4,412,445
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,250,964
Total			183,212,540
North Carolina 0.2%
North Carolina Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	2,050,000	2,103,157
North Dakota 0.3%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
07/01/2019	1.700%	435,000	434,917
01/01/2020	1.750%	900,000	899,244
07/01/2020	1.850%	730,000	729,036
01/01/2021	1.950%	645,000	643,633
Total			2,706,830
Ohio 0.5%
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,158,910
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	540,000	551,572

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Ohio(d)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/2022	1.700%	2,980,000	2,979,344
Total			5,689,826
Oklahoma 0.6%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2019	5.000%	3,000,000	3,084,780
06/01/2020	5.000%	500,000	528,950
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2018	4.000%	800,000	801,456
09/01/2019	4.000%	1,005,000	1,027,130
Oklahoma County Finance Authority
Revenue Bonds
Midwest City Public Schools
Series 2018
10/01/2022	5.000%	1,000,000	1,104,920
Total			6,547,236
Pennsylvania 4.6%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2022	5.000%	500,000	552,215
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2020	5.000%	1,000,000	1,050,680
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2013
04/01/2021	5.000%	5,000,000	5,376,300
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/2019	5.000%	2,335,000	2,406,264
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2019	5.000%	1,000,000	1,012,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2014 AMT
07/01/2041	2.250%	2,775,000	2,770,976
Series 2017A AMT
08/01/2037	1.700%	2,000,000	1,966,620
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	4,320,000	4,439,016
Series 2016-120
10/01/2046	3.500%	5,585,000	5,742,330
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A AMT
10/01/2019	1.350%	835,000	828,779
04/01/2020	1.450%	1,000,000	988,610
10/01/2020	1.550%	1,000,000	985,290
04/01/2021	1.650%	1,000,000	981,000
10/01/2021	1.750%	725,000	708,985
Pennsylvania Turnpike Commission(e)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	1.540%	5,000,000	5,000,000
Revenue Bonds
Series 2013B
Muni Swap Index Yield + 1.150% 12/01/2019	2.090%	3,070,000	3,099,073
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/2018	4.000%	1,750,000	1,763,580
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,463,300
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	615,350
09/01/2023	5.000%	450,000	500,175
Unlimited General Obligation Refunding Bonds
Series 2015D
09/01/2019	5.000%	3,750,000	3,877,800

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/2019	5.000%	2,890,000	2,967,539
Total			50,095,912
Rhode Island 0.5%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2019	5.000%	1,500,000	1,535,595
05/15/2022	5.000%	1,250,000	1,365,962
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/2046	3.500%	1,230,000	1,261,230
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A AMT
12/01/2022	5.000%	1,300,000	1,423,058
Total			5,585,845
South Carolina 1.7%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-4 Escrowed to Maturity
01/01/2019	5.000%	6,645,000	6,742,416
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2019	5.000%	1,250,000	1,305,537
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	2,700,000	2,709,828
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018 AMT
07/01/2020	5.000%	500,000	529,475
07/01/2024	5.000%	850,000	968,133
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/2043	3.500%	1,655,000	1,701,919
South Carolina State Housing Finance & Development Authority(d)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	4,115,000	4,292,110
Total			18,249,418
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.8%
Memphis Health Educational & Housing Facility Board
Revenue Bonds
Forum Flats Apartments Project
Series 2017
12/01/2020	1.800%	1,350,000	1,351,404
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2030	1.550%	3,000,000	2,967,750
East Webster Street Apartments
Series 2018
04/01/2021	2.050%	1,250,000	1,255,288
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2019	5.000%	9,920,000	10,077,926
02/01/2020	5.000%	3,820,000	3,991,671
Total			19,644,039
Texas 3.5%
City of Houston
Limited General Obligation Refunding Bonds
Series 2017A
03/01/2020	5.000%	875,000	919,686
03/01/2021	5.000%	1,000,000	1,079,800
Harris County-Houston Sports Authority
Refunding Revenue Bonds
Senior Lien
Series 2014A
11/15/2019	5.000%	3,000,000	3,125,340
Houston Independent School District Public Facility Corp.(f)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,580,607
Lewisville Independent School District(f)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	2,908,967
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2019	5.000%	1,350,000	1,369,912
01/01/2020	5.000%	1,105,000	1,156,825
State of Texas(d)
Unlimited General Obligation Bonds
Series 2014 AMT
08/01/2023	6.000%	3,475,000	4,098,484

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
12/01/2018	2.500%	1,120,000	1,120,269
Tarrant County Housing Finance Corp.
Revenue Bonds
Multifamily Housing Reserve Quebec Apartments
Series 2016
08/01/2018	1.000%	5,100,000	5,099,926
Texas Department of Housing & Community Affairs
Revenue Bonds
EMLI Liberty Crossing Housing
Series 2017
12/01/2020	1.800%	3,600,000	3,593,844
Texas State University System
Refunding Revenue Bonds
Series 2017A
03/15/2020	5.000%	1,580,000	1,666,300
03/15/2021	5.000%	1,600,000	1,728,688
Travis County Housing Finance Corp.
Revenue Bonds
McKinney Falls Apartments
Series 2018
04/01/2021	2.000%	2,500,000	2,501,600
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,262,844
Total			37,213,092
Utah 0.5%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B
05/15/2056	5.000%	3,750,000	4,135,538
Utah Housing Corp.(d)
Refunding Revenue Bonds
Series 2015D-1 Class III (FHA) AMT
01/01/2019	1.850%	1,430,000	1,429,685
Total			5,565,223
Vermont 0.9%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	9,820,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(h)
Revenue Bonds
Series 2015
09/01/2018	5.000%	1,720,000	1,723,447
09/01/2020	5.000%	750,000	782,437
Total			2,505,884
Virginia 2.2%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/2035	1.750%	7,000,000	6,995,590
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	11,875,000	11,879,750
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	4,977,150
Total			23,852,490
Washington 0.4%
Port of Seattle(d)
Revenue Bonds
Series 2018B AMT
05/01/2023	5.000%	2,000,000	2,240,520
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,034,182
Series 2017 AMT
06/01/2039	4.000%	1,130,000	1,180,567
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	230,000	234,814
Total			4,690,083
Wisconsin 1.0%
Public Finance Authority
Loan Anticipation Notes
Lake Ocone Academy
Series 2017
10/01/2019	2.300%	3,585,000	3,575,536
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,197,558

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA) AMT
09/01/2019	1.500%	400,000	397,840
03/01/2020	1.600%	350,000	347,347
03/01/2021	1.850%	525,000	517,692
09/01/2022	2.150%	870,000	852,652
Revenue Bonds
Series 2018A AMT
03/01/2021	2.250%	390,000	389,801
03/01/2022	2.500%	1,265,000	1,264,557
09/01/2022	2.600%	710,000	709,993
Total			10,252,976
Wyoming 0.2%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/2038	3.500%	1,920,000	1,974,547
Total Municipal Bonds (Cost $963,007,008)			957,803,149

Municipal Short Term 9.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.7%
California Pollution Control Financing Authority(a),(d),(g)
Refunding Revenue Bonds
Republic Services, Inc.
Series 2010A AMT
08/01/2023	1.850%	7,500,000	7,500,000
Connecticut 0.1%
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2018	1.650%	430,000	431,677
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2018	1.690%	265,000	265,295
Total			696,972
Indiana 0.9%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A AMT
05/01/2034	1.750%	10,000,000	9,999,700
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.1%
Town of Templeton
Limited General Obligation Notes
BAN Series 2017
11/30/2018	1.550%	1,600,000	1,603,600
Michigan 1.2%
Waterford School District
Limited General Obligation Notes
Series 2017 (Qualified School Bond Loan Fund)
09/25/2018	1.690%	13,500,000	13,510,906
New York 5.8%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
Erie #2 Chautauqua and Cattaraugus
Series 2018
06/28/2019	2.030%	7,000,000	7,045,080
RAN Series 2018
06/21/2019	2.070%	5,500,000	5,532,230
City of Batavia
Unlimited General Obligation Notes
BAN Series 2018
05/02/2019	2.240%	4,100,000	4,107,380
City of New York(e)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
Muni Swap Index Yield + 0.650% 02/15/2019	1.590%	6,250,000	6,262,187
Frewsburg Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/26/2019	1.850%	5,131,000	5,172,099
Holland Patent Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	1.960%	2,800,000	2,819,796
Lisbon Central School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	1.930%	4,900,000	4,935,966
Norwich City School District
Unlimited General Obligation Notes
BAN Series 2018
06/28/2019	1.950%	8,025,000	8,082,459
Owego Appalachian Central School District
Unlimited General Obligation Notes
RAN Series 2017
10/26/2018	1.690%	4,455,000	4,453,352

14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Town of Windham
Limited General Obligation Notes
BAN Series 2018
05/21/2019	2.070%	3,669,000	3,695,747
Village of Alden
Limited General Obligation Notes
BAN Series 2017
09/13/2018	1.400%	1,396,000	1,396,141
Village of Springville
Limited General Obligation Notes
BAN Series 2018
07/03/2019	2.010%	4,040,000	4,067,149
Wyandanch Union Free School District
Unlimited General Obligation Notes
TAN Series 2018
06/21/2019	2.030%	5,000,000	5,020,550
Total			62,590,136
Pennsylvania 0.5%
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Series 2017A AMT
04/01/2019	1.850%	5,000,000	5,000,550
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Wisconsin 0.3%
Public Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
06/01/2023	2.000%	3,000,000	3,000,000
Total Municipal Short Term (Cost $103,864,898)			103,901,864

Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(i)	5,075,182	5,075,182
Total Money Market Funds (Cost $5,075,170)		5,075,182
Total Investments in Securities (Cost $1,100,272,076)		1,095,066,435
Other Assets & Liabilities, Net		(16,099,986)
Net Assets		$1,078,966,449

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $20,099,922, which represents 1.86% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2018.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Variable rate security. The interest rate shown was the current rate as of July 31, 2018.
(f)	Zero coupon bond.
(g)	Represents a security purchased on a when-issued basis.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2018, the value of these securities amounted to $2,505,884, which represents 0.23% of net assets.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Abbreviation Legend  (continued)
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	28,286,240	—	28,286,240
Municipal Bonds	—	957,803,149	—	957,803,149
Municipal Short Term	—	103,901,864	—	103,901,864
Money Market Funds	5,075,182	—	—	5,075,182
Total Investments in Securities	5,075,182	1,089,991,253	—	1,095,066,435
16	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	17

Portfolio of Investments
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.2%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	1.440%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.7%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,178,629
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009B
10/01/2021	5.000%	2,500,000	2,597,875
Series 2010A
10/01/2023	5.000%	2,475,000	2,645,007
10/01/2027	5.000%	1,515,000	1,615,399
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,081,240
Total			9,118,150
Higher Education 7.8%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	948,920
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,344,675
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2022	5.000%	1,455,000	1,528,841
03/01/2023	5.000%	2,000,000	2,101,500
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,533,251
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,872,096
Total			12,329,283
Hospital 12.6%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,764,930
Inova Health System Project
Series 1993I (NPFGC)
08/15/2019	5.250%	530,000	539,810
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,230,440
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,939,869
Series 2018A
11/01/2048	5.000%	300,000	358,428
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,717,910
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/2022	5.000%	2,000,000	2,220,780
07/01/2023	5.000%	1,000,000	1,100,490
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,447,251
06/15/2033	5.000%	200,000	220,618
06/15/2035	5.000%	1,000,000	1,097,310
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,404,438
Total			20,042,274
Investor Owned 1.3%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/2023	5.000%	2,000,000	2,046,780
Local Appropriation 5.0%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	183,440
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,177,180
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	860,982
Six Public Facilities Projects
Series 2010
04/01/2024	4.000%	1,000,000	1,013,570
Loudoun County Economic Development Authority
Revenue Bonds
Roads & Public Facilities Project
Series 2015
12/01/2025	5.000%	3,000,000	3,534,600
Series 2015
12/01/2028	5.000%	1,035,000	1,192,144
Total			7,961,916
Local General Obligation 10.7%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,098,200
City of Lynchburg Virginia
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	840,000	914,105
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/2020	5.250%	2,000,000	2,135,860
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/2031	5.000%	1,000,000	1,164,440
City of Norfolk
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,460,109
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,157,020
Unlimited General Obligation Refunding Bonds
Series 2017B
07/15/2029	4.000%	2,000,000	2,200,520
Series 2017D
03/01/2028	5.000%	1,250,000	1,511,200
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,138,340
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,139,260
Total			16,919,054
Other Bond Issue 4.5%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	236,264
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	1,996,394
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,116,104
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,755,180
Total			7,103,942

2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 11.4%
Virginia College Building Authority
Refunding Revenue Bonds
Series 2016A
09/01/2033	3.000%	500,000	469,880
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/2025	4.000%	1,250,000	1,276,687
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,519,560
Series 2015
10/01/2027	5.000%	1,500,000	1,769,295
State Revolving Fund
Subordinated Series 2005
10/01/2020	5.500%	3,500,000	3,785,985
10/01/2021	5.500%	6,475,000	7,212,632
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,071,010
Revenue Bonds
Virginia Pooled Financing Program
Series 2016S
11/01/2033	4.000%	1,000,000	1,068,770
Total			18,173,819
Refunded / Escrowed 11.3%
Appomattox County Economic Development Authority
Prerefunded 05/01/20 Revenue Bonds
Series 2010
05/01/2022	5.000%	1,315,000	1,389,126
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,705,520
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,116,580
County of Pittsylvania
Prerefunded 02/01/19 Unlimited General Obligation Bonds
Series 2008B
02/01/2023	5.500%	1,030,000	1,051,115
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,387,240
Fairfax County Industrial Development Authority
Prerefunded 05/15/19 Revenue Bonds
Inova Health System Project
Series 2009C
05/15/2025	5.000%	1,000,000	1,027,390
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,339,270
Total			18,016,241
Retirement Communities 2.9%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,036,280
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	407,360
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	795,000	821,005
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,328,659
Total			4,593,304
Sales Tax 1.4%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,276,620
Special Non Property Tax 2.9%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,542,550
06/15/2030	5.000%	1,540,000	1,753,429

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,357,023
Total			4,653,002
Special Property Tax 3.7%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	998,730
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,067,270
04/01/2032	4.000%	1,000,000	1,061,640
Marquis Community Development Authority of York County(c),(d)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	461,696
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,457,946
Marquis Community Development Authority of York County(d)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	164,813
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	705,159
Total			5,917,254
State Appropriated 2.0%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,590,960
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,600,650
Total			3,191,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 6.5%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	2,000,000	2,398,200
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	535,905
Series 2018
05/15/2036	4.000%	2,000,000	2,099,100
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	2,954,950
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,319,260
Total			10,307,415
Turnpike / Bridge / Toll Road 4.1%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,121,668
07/15/2027	5.000%	1,000,000	1,078,270
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,265,600
Total			6,465,538
Water & Sewer 3.7%
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/2030	5.000%	1,000,000	1,173,760
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,385,540
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,330,440
Total			5,889,740
Total Municipal Bonds (Cost $152,733,272)			155,005,942

4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Total Investments in Securities (Cost: $154,733,272)	157,005,942
Other Assets & Liabilities, Net	2,018,538
Net Assets	159,024,480
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $461,696, which represents 0.29% of net assets.
(d)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	155,005,942	—	155,005,942
Total Investments in Securities	—	157,005,942	—	157,005,942
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 95.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.1%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,211,111
Charter Schools 1.3%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,001,350
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	530,205
Total			1,531,555
Higher Education 7.6%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,347,395
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,708,350
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,166,497
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,726,755
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,657,065
Total			8,606,062
Hospital 12.3%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,678,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,906,695
10/01/2031	5.000%	2,000,000	2,170,300
Greenville Health System
Refunding Revenue Bonds
Series 2008A
05/01/2021	5.250%	2,750,000	2,758,827
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,076,082
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,642,920
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2020	5.000%	1,000,000	1,068,080
11/01/2024	5.000%	450,000	499,842
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,152,370
Total			13,953,856
Joint Power Authority 4.4%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,349,425
Series 2016A
12/01/2028	5.000%	2,000,000	2,243,120
Unrefunded Revenue Bonds
Series 2009A
01/01/2028	5.000%	1,360,000	1,374,430
Total			4,966,975
Local Appropriation 26.5%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,695,600
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,269,380
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,153,580
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,051,270
05/01/2035	5.000%	1,000,000	1,121,950
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,488,643
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,112,680
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,129,340
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,139,210
Greenwood Fifty Schools Facilities, Inc.
Refunding Revenue Bonds
Greenwood School District #50
Series 2016 (BAM)
12/01/2027	5.000%	1,750,000	2,009,683
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,154,880
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	943,441
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,047,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,695,735
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	601,286
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,078,660
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,464,088
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,688,910
12/01/2030	5.000%	1,275,000	1,431,379
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,684,500
Total			29,961,390
Local General Obligation 4.3%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	2,245,000	2,443,817
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,344,938
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,053,956
Total			4,842,711
Municipal Power 2.4%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,705,018

2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Easley Combined Utility System
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/2028	5.000%	1,000,000	1,011,140
Total			2,716,158
Refunded / Escrowed 6.5%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,234,200
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,079,580
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/2023	5.000%	1,000,000	1,034,510
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/2025	5.500%	1,925,000	1,934,760
South Carolina Ports Authority
Prerefunded 07/01/20 Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,066,750
Total			7,349,800
Resource Recovery 2.7%
Three Rivers Solid Waste Authority(b)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,531,014
10/01/2025	0.000%	1,835,000	1,470,000
Total			3,001,014
Retirement Communities 0.9%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	920,000	982,827
Single Family 0.1%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	120,000	122,903
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 6.6%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,342,332
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,388,130
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	621,376
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	778,497
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,006,296
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp.
Series 2016 (BAM)
04/01/2028	4.000%	580,000	620,658
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	465,504
Series 2011A
06/01/2023	5.000%	555,000	601,382
06/01/2024	5.000%	580,000	627,305
Total			7,451,480
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,123,030
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,152,920

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 1.1%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	1,210,000	1,238,822
Transportation 6.7%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,309,860
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,246,390
Total			7,556,250
Water & Sewer 8.6%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,150,240
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	595,969
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,446,005
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	431,324
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	481,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/2019	5.250%	1,000,000	1,022,170
Series 2010A
01/01/2020	5.000%	1,500,000	1,571,865
Series 2012
01/01/2024	5.000%	1,000,000	1,099,550
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,126,880
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	796,980
Total			9,722,883
Total Municipal Bonds (Cost $105,636,411)			107,491,747

Money Market Funds 2.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(c)	2,268,954	2,268,954
Total Money Market Funds (Cost $2,268,954)		2,268,954
Total Investments in Securities (Cost: $107,905,365)		109,760,701
Other Assets & Liabilities, Net		3,270,269
Net Assets		113,030,970

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $1,984,177, which represents 1.76% of net assets.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	107,491,747	—	107,491,747
Money Market Funds	2,268,954	—	—	2,268,954
Total Investments in Securities	2,268,954	107,491,747	—	109,760,701
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.6%
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	593,170
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	2,000,000	2,111,320
Total			2,704,490
Higher Education 10.1%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	380,841
Series 2016B
10/01/2020	5.000%	1,380,000	1,475,096
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,131,648
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,287,920
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	470,924
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2028	4.000%	955,000	1,007,191
10/01/2029	4.000%	625,000	653,100
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	361,347
10/01/2028	5.000%	250,000	304,528
University of North Carolina at Charlotte (The)
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	588,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014
04/01/2030	5.000%	1,000,000	1,122,810
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	452,002
04/01/2030	5.000%	250,000	288,810
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,265,860
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,278,420
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	292,353
10/01/2034	5.000%	575,000	670,306
Total			17,031,506
Hospital 12.9%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2009A
01/15/2021	5.000%	1,000,000	1,015,860
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,386,840
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/2036	5.000%	2,515,000	2,608,281
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	592,355
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,098,810
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,653,435
06/01/2036	5.000%	1,445,000	1,554,748
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
06/01/2030	5.000%	1,000,000	1,129,240
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,205,660
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	4,001,190
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,426,643
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,120,700
Total			21,793,762
Joint Power Authority 2.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,278,320
Series 2016A
01/01/2028	5.000%	1,500,000	1,740,840
Total			4,019,160
Local Appropriation 23.6%
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,063,450
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,518,208
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2033	4.000%	800,000	832,360
03/01/2035	5.000%	1,000,000	1,126,020
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/2031	4.000%	385,000	410,144
02/01/2032	4.000%	775,000	818,152
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	569,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	853,297
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	286,983
06/01/2029	5.000%	250,000	285,808
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	553,085
06/01/2029	5.000%	1,000,000	1,104,620
Series 2014A
06/01/2032	5.000%	1,635,000	1,852,586
County of Cabarru
Revenue Bonds
Installment Financing Contract
Series 2016
04/01/2028	5.000%	1,000,000	1,164,250
County of Cabarrus
Revenue Bonds
Installment Financing Contract
Series 2017
06/01/2033	4.000%	500,000	530,145
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	435,188
Series 2018
12/01/2036	4.000%	1,940,000	2,052,753
County of Chatham
Revenue Bonds
Series 2018
11/01/2033	5.000%	1,000,000	1,188,870
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	2,896,795
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	240,590
County of Davidson
Revenue Bonds
Series 2016
06/01/2029	5.000%	1,000,000	1,165,160

2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Duplin
Revenue Bonds
Series 2016
04/01/2034	5.000%	1,000,000	1,124,330
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,127,300
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	526,390
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	760,813
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	438,943
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,335,020
04/01/2028	5.000%	1,290,000	1,468,110
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,759,605
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,045,720
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,987,393
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,113,160
County of Wayne
Revenue Bonds
Series 2017
06/01/2027	5.000%	350,000	415,580
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	569,940
06/01/2029	5.000%	500,000	566,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Durham Capital Financing Corp.
Refunding Revenue Bonds
Series 2016
12/01/2028	5.000%	630,000	742,058
12/01/2029	5.000%	1,100,000	1,289,365
Mecklenburg County Public Facilities Corp.
Refunding Revenue Bonds
Series 2017
02/01/2027	5.000%	500,000	596,425
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	930,691
Total			39,745,987
Local General Obligation 4.1%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/2023	5.000%	1,000,000	1,139,430
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	572,330
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	829,927
04/01/2024	5.000%	410,000	469,397
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,217,260
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	1,565,000	1,596,519
Total			6,824,863
Multi-Family 3.2%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,129,240
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,682,520

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	576,850
06/01/2028	5.000%	1,000,000	1,148,390
06/01/2029	5.000%	800,000	911,488
Total			5,448,488
Municipal Power 2.4%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,568,880
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,337,650
Greenville Utilities Commission
Revenue Bonds
Series 2008A (AGM)
11/01/2018	5.000%	1,040,000	1,049,412
Total			3,955,942
Ports 1.2%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,097,160
Refunded / Escrowed 12.1%
City of High Point Combined Water & Sewer System
Prerefunded 11/01/18 Revenue Bonds
Series 2008 (AGM)
11/01/2025	5.000%	1,000,000	1,009,150
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	865,520
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/2023	5.000%	1,000,000	1,029,180
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/2022	5.000%	1,880,000	1,934,069
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/2023	5.000%	1,000,000	1,018,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,734,244
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	2,500,000	2,756,425
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,191,573
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University
Series 2009
01/01/2026	5.000%	1,000,000	1,015,080
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	1,500,000	1,522,620
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,137,020
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,389,790
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,135,240
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	548,021
Total			20,285,962
Retirement Communities 4.1%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,026,580
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,705,502
Deerfield Episcopal Retirement Community
Series 2016
11/01/2031	5.000%	1,000,000	1,129,520
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	825,195

4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,396,458
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	782,929
Total			6,866,184
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,155,240
Single Family 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B
07/01/2037	3.850%	2,000,000	2,024,360
State Appropriated 1.4%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,346,380
Transportation 0.6%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,033,371
Turnpike / Bridge / Toll Road 2.3%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,932,169
01/01/2032	5.000%	700,000	790,629
Series 2017 (AGM)
01/01/2031	5.000%	750,000	860,190
North Carolina Turnpike Authority(a)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	288,600
Total			3,871,588
Water & Sewer 14.1%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2018
07/01/2035	4.000%	2,000,000	2,138,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	6,203,947
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	301,655
05/01/2030	5.000%	660,000	749,549
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,348,284
06/01/2023	5.250%	2,000,000	2,299,820
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	303,348
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,424,508
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	899,250
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,310,336
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	433,076
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,724,850
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	321,423
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	574,925
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	1,640,000	1,748,814

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	387,005
04/01/2031	5.000%	450,000	517,842
Total			23,687,112
Total Municipal Bonds (Cost $162,025,918)			164,891,555

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.920%(b)	1,016,746	1,016,746
Total Money Market Funds (Cost $1,016,746)		1,016,746
Total Investments in Securities (Cost: $163,042,664)		165,908,301
Other Assets & Liabilities, Net		2,392,301
Net Assets		168,300,602
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	164,891,555	—	164,891,555
Money Market Funds	1,016,746	—	—	1,016,746
Total Investments in Securities	1,016,746	164,891,555	—	165,908,301
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.8%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,102,955
Higher Education 3.0%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,085,030
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	565,085
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	163,838
Total			1,813,953
Hospital 24.3%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	838,470
Series 2017
07/01/2029	5.000%	250,000	286,532
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	554,560
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	664,350
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,120,040
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,093,440
Series 2017B
07/01/2031	5.000%	1,000,000	1,146,130
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	567,015
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,640,760
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,333,493
07/01/2027	5.000%	1,000,000	1,098,910
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,107,610
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,669,545
MedStar Health
Series 2011
08/15/2022	5.000%	1,620,000	1,762,965
Total			14,883,820
Investor Owned 4.2%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/2022	6.200%	2,500,000	2,565,275
Local Appropriation 2.3%
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	631,537
Maryland State Transportation Authority
Refunding Revenue Bonds
Metrorail Parking Projects
Series 2014
07/01/2023	4.000%	750,000	804,142
Total			1,435,679
Local General Obligation 9.0%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	875,722
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement
Series 2015
04/01/2027	5.000%	750,000	874,425
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,772,450
County of Prince George’s
Unlimited General Obligation Bonds
Series 2017A
09/15/2029	3.000%	1,000,000	1,008,740
Total			5,531,337
Multi-Family 10.0%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments
Series 2016
06/01/2031	4.000%	870,000	909,855
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	771,660
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	639,849
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	833,612
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,005,506
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,167,133
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	761,033
Total			6,088,648
Other Bond Issue 5.5%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	855,000
County of Montgomery
Revenue Bonds
Department of Liquor Control
Series 2009A
04/01/2022	5.000%	2,055,000	2,101,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	30,000	30,070
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	349,510
Total			3,336,455
Other Industrial Development Bond 1.4%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	833,336
Refunded / Escrowed 6.9%
City of Baltimore
Prerefunded 10/15/18 Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2008A (AGM)
10/15/2022	5.000%	1,000,000	1,007,550
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,572,984
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,500,000	1,629,975
Total			4,210,509
Retirement Communities 5.8%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	1,250,000	1,318,075
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	568,865
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	529,970

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Charlestown Community
Series 2016A
01/01/2028	5.000%	1,000,000	1,139,180
Total			3,556,090
Single Family 1.0%
Maryland Community Development Administration Housing
Revenue Bonds
Series 2016
03/01/2036	3.250%	600,000	602,394
Special Non Property Tax 2.8%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,165,140
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/2026	4.000%	500,000	540,855
Total			1,705,995
Special Property Tax 7.5%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	253,517
07/01/2024	5.000%	500,000	560,895
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	577,049
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,500,000	2,648,350
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	523,368
Total			4,563,179
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 4.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	2,920,351
State General Obligation 0.9%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	545,765
Transportation 1.9%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,181,980
Water & Sewer 3.7%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,124,570
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,157,380
Total			2,281,950
Total Municipal Bonds (Cost $57,762,834)			59,159,671

Total Investments in Securities (Cost: $57,762,834)	59,159,671
Other Assets & Liabilities, Net	1,951,356
Net Assets	61,111,027

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	59,159,671	—	59,159,671
Total Investments in Securities	—	59,159,671	—	59,159,671
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.3%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,602,570
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,095,040
Total			2,697,610
Higher Education 14.1%
Atlanta Development Authority
Refunding Revenue Bonds
Panther Place LLC
Series 2017A
07/01/2028	5.000%	500,000	589,690
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	548,265
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	564,340
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	878,504
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,052,070
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,137,210
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,141,940
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	827,272
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	485,580
Total			7,224,871
Hospital 12.4%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,055,520
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	485,000	529,988
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	344,340
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	2,000,000	2,056,220
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	340,293
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	2,000,000	2,061,040
Total			6,387,401
Joint Power Authority 5.1%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,100,550
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,498,565
Total			2,599,115
Local Appropriation 0.4%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	230,928
Local General Obligation 22.1%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,138,430
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	579,095
County of Columbia
Unlimited General Obligation Bonds
Sales Tax
Series 2015
04/01/2022	5.000%	285,000	316,760
County of DeKalb
Unlimited General Obligation Refunding Bonds
Special Transportation - Parks Greenspace
Series 2016
12/01/2027	5.000%	750,000	886,478
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	1,000,000	1,138,120
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,500,000	1,730,625
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	536,720
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	452,536
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Polk School District
Unlimited General Obligation Bonds
Sales Tax
Series 2018
03/01/2026	5.000%	200,000	234,480
Sandy Springs Public Facilities Authority
Revenue Bonds
City Center Project
Series 2015
05/01/2028	5.000%	1,000,000	1,174,280
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,112,440
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project
Series 2012 (AGM)
12/01/2024	5.000%	1,900,000	2,072,444
Total			11,372,408
Multi-Family 2.1%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Series 2014
07/15/2029	5.000%	980,000	1,060,546
Other Bond Issue 0.9%
Columbus Housing Authority
Revenue Bonds
Eagles Trace Apartments Project
Series 2015
12/01/2025	3.250%	590,000	470,891
Prep School 1.1%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	548,170
Prepaid Gas 0.6%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
09/15/2019	5.250%	295,000	305,821
Refunded / Escrowed 10.3%
DeKalb Newton & Gwinnett Counties Joint Development Authority
Prerefunded 07/01/19 Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/2024	5.500%	2,500,000	2,588,300

2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority
Prerefunded 01/01/19 Revenue Bonds
Federal Highway Grant
Series 2009A
06/01/2021	5.000%	1,000,000	1,029,180
Metropolitan Atlanta Rapid Transit Authority
Prerefunded 07/01/22 Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,673,970
Total			5,291,450
Retirement Communities 1.0%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2025	4.000%	500,000	528,120
Single Family 1.9%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	991,430
Special Property Tax 3.4%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	600,726
12/01/2033	5.000%	1,000,000	1,131,120
Total			1,731,846
Turnpike / Bridge / Toll Road 1.4%
Georgia State Road & Tollway Authority(a),(b)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	716,620
Water & Sewer 15.9%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	732,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	288,390
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	1,000,000	1,141,630
Series 2017A
11/01/2034	5.000%	1,000,000	1,167,450
City of Cartersville
Refunding Revenue Bonds
Series 2018
06/01/2035	4.000%	500,000	529,595
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	403,015
City of Gainesville Water & Sewerage
Refunding Revenue Bonds
Series 2014
11/15/2026	5.000%	750,000	871,680
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	2,000,000	2,206,680
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	844,777
Total			8,185,757
Total Municipal Bonds (Cost $49,363,468)			50,342,984

Total Investments in Securities (Cost: $49,363,468)	50,342,984
Other Assets & Liabilities, Net	1,021,356
Net Assets	51,364,340

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $716,620, which represents 1.40% of net assets.
(b)	Zero coupon bond.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, July 31, 2018 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	50,342,984	—	50,342,984
Total Investments in Securities	—	50,342,984	—	50,342,984
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                                                  Columbia Funds Series Trust

By (Signature and Title)                                              /s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date                                                                                     September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                              /s/ Christopher O. Petersen

Christopher O. Petersen, President and Principal Executive Officer

Date                                                                                     September 21, 2018

By (Signature and Title)                                                   /s/ Michael G. Clarke

Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                                                     September 21, 2018